COMMITMENTS AND CONTINGENCIES (Detail) - KBS Capital Advisors LLC - Subordinated Performance Fee Due Upon Termination	12 Months Ended
Dec. 31, 2019 shares
Related Party Transaction [Line Items]
Shares to be awarded (in shares)	3,411,737
Period of redemption after vesting	60 days
Termination fee as percent of liquidation proceeds	50.00%
After November 1, 2024
Related Party Transaction [Line Items]
Period of redemption of remaining shares	60 days